Financial Assets at Fair Value through Profit or Loss and Financial Investments_Derecognized Equity Securities Measured At Fair Value Through Other Comprehensive Income(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	₩ 107,357
Accumulated OCI as of disposal date	21,377
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	26,877
Accumulated OCI as of disposal date	18,330
Non-listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	480
Accumulated OCI as of disposal date	480
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
Disposal price	80,000
Accumulated OCI as of disposal date	₩ 2,567